Investments in Associate (Narrative) (Details) shares in Millions	Jul. 16, 2020 CAD ($) shares
Medgold
Disclosure of associates [line items]
Proportion of ownership interest in associate	15.60%
Medgold Resources Corporation [member]
Disclosure of associates [line items]
Number of units authorized finance sale | shares	40
Purchased per unit price paid by entity | $	0.05